UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)
Commercial Paper 2.3%
Issued at Discount *
Straight-A Funding LLC:
144A, 0.19%, 3/5/2013	22,000,000	21,996,284
144A, 0.19%, 4/8/2013	45,000,000	44,984,325

Total Commercial Paper (Cost $66,980,609)		66,980,609
Government & Agency Obligations 46.4%
U.S. Government Sponsored Agencies 40.2%
Federal Farm Credit Bank:
0.15%, 2/15/2013	24,000,000	23,999,369
0.19%, 12/13/2013	15,000,000	15,000,000
0.218% *, 5/23/2013	10,000,000	9,993,217
Federal Home Loan Bank:
0.094% *, 4/3/2013	35,000,000	34,994,366
0.105% **, 4/4/2013	20,000,000	19,999,523
0.119% *, 6/3/2013	35,000,000	34,985,767
0.125%, 3/5/2013	10,000,000	9,999,146
0.15%, 10/15/2013	38,000,000	37,998,216
0.16%, 6/5/2013	25,000,000	24,999,148
0.16%, 12/19/2013	15,000,000	14,999,155
0.168% *, 4/19/2013	50,000,000	49,981,820
0.17%, 2/11/2013	22,375,000	22,374,575
0.17%, 7/5/2013	30,000,000	29,997,845
0.17% **, 7/25/2013	25,000,000	24,999,392
0.17% **, 7/26/2013	15,000,000	14,999,281
0.174% *, 6/5/2013	50,000,000	49,969,861
0.2% **, 11/8/2013	27,000,000	26,991,758
0.22%, 4/19/2013	50,000,000	49,998,614
0.23% **, 11/15/2013	12,500,000	12,496,027
0.255% **, 11/4/2013	49,000,000	48,990,639
0.28%, 11/14/2013	10,000,000	10,009,595
0.3% **, 5/17/2013	38,000,000	38,000,000
0.31% **, 4/5/2013	22,500,000	22,499,604
0.31% **, 4/12/2013	22,000,000	21,999,573
0.31%, 5/16/2013	20,755,000	20,758,947
0.36%, 5/16/2013	27,500,000	27,508,759
0.5%, 8/28/2013	24,000,000	24,040,739
1.75%, 3/8/2013	10,000,000	10,014,649
3.375%, 2/27/2013	10,680,000	10,704,336
Federal Home Loan Mortgage Corp.:
0.129% *, 7/15/2013	25,000,000	24,985,194
0.146% **, 9/13/2013	75,000,000	74,997,945
0.147% *, 3/19/2013	30,000,000	29,994,250
0.149% *, 6/12/2013	25,000,000	24,986,354
0.159% *, 6/25/2013	35,000,000	34,977,600
0.169% *, 5/29/2013	20,000,000	19,988,950
0.173% *, 5/6/2013	20,000,000	19,990,861
0.178% *, 5/13/2013	18,000,000	17,990,910
3.5%, 5/29/2013	10,500,000	10,610,045
Federal National Mortgage Association:
0.04% *, 2/1/2013	19,911,000	19,911,000
0.123% *, 2/19/2013	11,000,000	10,999,285
0.126% *, 2/6/2013	22,000,000	21,999,542
0.158% *, 5/1/2013	10,000,000	9,996,044
0.167% *, 3/20/2013	38,000,000	37,991,566
0.174% *, 5/22/2013	25,000,000	24,986,632
1.5%, 6/26/2013	10,000,000	10,051,658
4.375%, 3/15/2013	25,000,000	25,121,641

		1,162,883,398
U.S. Treasury Obligations 6.2%
U.S. Treasury Bill, 0.172% *, 9/19/2013	26,000,000	25,971,346
U.S. Treasury Notes:
0.25%, 10/31/2013	10,000,000	10,002,849
0.25%, 11/30/2013	15,000,000	15,011,469
0.5%, 5/31/2013	28,500,000	28,531,536
0.5%, 10/15/2013	32,500,000	32,568,266
0.5%, 11/15/2013	32,500,000	32,585,962
0.75%, 12/15/2013	35,000,000	35,177,706

		179,849,134

Total Government & Agency Obligations (Cost $1,342,732,532)		1,342,732,532
Repurchase Agreements 51.3%
BNP Paribas, 0.13%, dated 1/31/2013, to be repurchased at $73,000,264 on 2/1/2013 (a)	73,000,000	73,000,000
BNP Paribas, 0.14%, dated 1/31/2013, to be repurchased at $45,000,175 on 2/1/2013 (b)	45,000,000	45,000,000
BNP Paribas, 0.16%, dated 1/31/2013, to be repurchased at $96,000,427 on 2/1/2013 (c)	96,000,000	96,000,000
Citigroup Global Markets, Inc., 0.13%, dated 1/31/2013, to be repurchased at $15,000,054 on 2/1/2013 (d)	15,000,000	15,000,000
HSBC Securities, Inc., 0.13%, dated 1/31/2013, to be repurchased at $56,000,202 on 2/1/2013 (e)	56,000,000	56,000,000
HSBC Securities, Inc., 0.15%, dated 1/31/2013, to be repurchased at $186,000,775 on 2/1/2013 (f)	186,000,000	186,000,000
JPMorgan Securities, Inc., 0.07%, dated 1/30/2013, to be repurchased at $23,000,313 on 2/6/2013 (g)	23,000,000	23,000,000
JPMorgan Securities, Inc., 0.13%, dated 1/31/2013, to be repurchased at $17,500,063 on 2/1/2013 (h)	17,500,000	17,500,000
JPMorgan Securities, Inc., 0.16%, dated 1/31/2013, to be repurchased at $100,000,444 on 2/1/2013 (i)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.13%, dated 1/31/2013, to be repurchased at $34,886,290 on 2/1/2013 (j)	34,886,164	34,886,164
Merrill Lynch & Co., Inc., 0.16%, dated 1/30/2013, to be repurchased at $120,016,000 on 3/1/2013 (k)	120,000,000	120,000,000
Merrill Lynch & Co., Inc., 0.17%, dated 1/31/2013, to be repurchased at $347,001,639 on 2/1/2013 (l)	347,000,000	347,000,000
Morgan Stanley & Co., Inc., 0.16%, dated 1/31/2013, to be repurchased at $150,000,667 on 2/1/2013 (m)	150,000,000	150,000,000
RBS Securities, Inc., 0.13%, dated 1/31/2013, to be repurchased at $22,000,079 on 2/1/2013 (n)	22,000,000	22,000,000
The Goldman Sachs & Co., 0.15%, dated 1/31/2013, to be repurchased at $87,000,363 on 2/1/2013 (o)	87,000,000	87,000,000
The Toronto-Dominion Bank, 0.09%, dated 1/30/2013, to be repurchased at $110,001,925 on 2/6/2013 (p)	110,000,000	110,000,000

Total Repurchase Agreements (Cost $1,482,386,164)		1,482,386,164

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,892,099,305) †	100.0	2,892,099,305
Other Assets and Liabilities, Net	0.0	786,212

Net Assets	100.0	2,892,885,517

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

†	The cost for federal income tax purposes was $2,892,099,305.
(a)	Collateralized by $74,495,100 U.S. Treasury Note, 0.25%, maturing on 1/31/2015 with a value of $74,460,087.
(b)	Collateralized by $45,920,000 Federal Home Loan Bank, 0.3%, maturing on 1/16/2015 with a value of $45,900,484.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,693,489	Federal Home Loan Mortgage Corp.	3.5-6.0	4/1/2019-10/1/2042	34,378,150
58,544,016	Federal National Mortgage Association	2.5-6.5	6/1/2018-8/1/2042	63,541,850
Total Collateral Value				97,920,000

(d)	Collateralized by $10,092,600 U.S. Treasury Inflation Indexed Bond, 2.125%, maturing on 2/15/2040 with a value of $15,300,123.
(e)	Collateralized by $44,864,300 U.S. Treasury Bonds, with the various coupon rates from 4.375-4.5%, with various maturity dates of 5/15/2038-5/15/2040 with a value of $57,125,001.
(f)	Collateralized by $180,416,184 Government National Mortgage Association, with the various coupon rates from 3.0-5.5%, with various maturity dates of 8/15/2033-10/20/2042 with a value of $189,724,977.
(g)	Collateralized by $29,855,000 U.S. Treasury STRIPS, with various maturity dates of 8/15/2023-11/15/2031 with a value of $23,462,010.
(h)	Collateralized by $29,796,013 U.S. Treasury STRIPS, with various maturity dates of 5/15/2029-5/15/2030 with a value of $17,852,021.
(i)	Collateralized by $95,292,647 Federal Home Loan Mortgage Corp., with the various coupon rates from 3.0-5.5%, with various maturity dates of 10/1/2032-11/1/2042 with a value of $102,000,822.
(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,688,700	U.S. Treasury Note	1.0	9/30/2016	21,077,009
13,311,800	U.S. Treasury Inflation Indexed Note	0.125	4/15/2017	14,506,965
Total Collateral Value				35,583,974

(k)	Collateralized by $114,920,174 Federal National Mortgage Association, with the various coupon rates from 3.0-3.5%, maturing on 1/1/2043 with a value of $122,400,001.
(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
142,216,981	Federal Home Loan Mortgage Corp.	2.698-3.5	10/1/2025-9/1/2042	150,716,082
192,191,533	Federal National Mortgage Association	3.0-4.0	4/1/2032-1/1/2043	203,223,918
Total Collateral Value				353,940,000

(m)	Collateralized by $143,883,444 Federal Home Loan Mortgage Corp., with the various coupon rates from 2.383-5.984%, with various maturity dates of 5/1/2035-11/1/2042 with a value of $153,000,000.
(n)	Collateralized by $17,840,000 U.S. Treasury Inflation Indexed Note, 1.375%, maturing on 1/15/2020 with a value of $22,442,988.
(o)	Collateralized by $83,987,511 Federal Home Loan Mortgage Corp., 3.5%, maturing on 5/1/2042 with a value of $88,740,001.
(p)	Collateralized by $111,828,000 Federal National Mortgage Association, 0.65%, maturing on 1/15/2016 with a value of $112,200,263.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(q)	$—	$1,409,713,141	$—	$1,409,713,141
Repurchase Agreements	—	1,482,386,164	—	1,482,386,164
Total	$—	$2,892,099,305	$—	$2,892,099,305

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(q)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013